Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Classification and Linkage Terms of Financial Instruments	The following is the classification and linkage terms of the financial instruments of the Group:
	NIS	USD	Other	Total
December 31, 2023
Cash	24,537	278,993	6,041	309,571
Bank deposits	110,881	431,086	—	541,967
Restricted deposits	555	386	—	941
Trade receivables (net)	67	8,193	4,450	12,710
Other receivables	5,126	2,935	1,452	9,513
Investment in securities	—	138,446	—	138,446
	141,166	860,039	11,943	1,013,148
Financial liabilities at amortized cost	(9,415)	(10,019)	(11,161)	(30,595)
Total net financial assets	131,751	850,020	782	982,553

December 31, 2022
Cash	37,812	639,318	8,232	685,362
Bank deposits	100,289	246,374	—	346,663
Restricted deposits	524	386	—	910
Trade receivables (net)	46	1,867	4,429	6,342
Other receivables	1,817	3,150	2,333	7,300
Investment in securities	—	114,984	—	114,984
	140,488	1,006,079	14,994	1,161,561
Financial liabilities at amortized cost	(11,545)	(9,851)	(16,340)	(37,736)

Schedule of Sensitivity Analysis of Changes in Profit (loss) and Equity Exchange Rate	The following is a sensitivity analysis of changes to profit (loss) and equity in the exchange rate of the NIS as of December 31:
	2022	2023
Increase at a rate of 5%	6,447	6,588
Increase at a rate of 10%	12,894	13,175
Decrease at a rate of 5%	(6,447)	(6,588)
Decrease at a rate of 10%	(12,894)	(13,175)

Schedule of Measured at Fair Value Hierarchy Levels	The table below presents an analysis of financial instruments measured at fair value through profit or loss using a valuation methodology in accordance with the fair value hierarchy levels (for a definition of the various hierarchy levels, see Note 2.E regarding the basis of preparation of the financial statements).
December 31, 2023
	Level 1	Level 2	Total
Financial assets:
Traded shares	138,446	—	138,446
Total assets:	138,446	—	138,446
Financial liabilities:
Liability in respect of warrants	—	56	56
Total liabilities	—	56	56
Presented under current liabilities	—	56	56
December 31, 2022
	Level 1	Level 2	Total
Financial assets:
Traded shares	114,984	—	114,984
Total assets:	114,984	—	114,984
Financial liabilities:
Liability in respect of warrants	—	69	69
Contingent consideration in business combination	—	4,982	4,982
Total liabilities	—	5,051	5,051
Presented under current liabilities	—	4,982	4,982
Presented under non-current liabilities	—	69	69

Schedule of Repayment Dates of Financial Liabilities	The table below presents the repayment dates of the Group’s financial liabilities based on the contractual terms in undiscounted amounts:
	First year	More than a year	Total
December 31, 2023
Trade payables	4,696	—	4,696
Other payables	9,838	—	9,838
Financial derivatives and deferred consideration	56	—	56
Lease liabilities	4,473	8,742	13,215
Other long-term liability	38	595	633
Liability in respect of government grants	262	1,895	2,157
	19,363	11,232	30,595
December 31, 2022
Trade payables	3,722	—	3,722
Other payables	18,810	—	18,810
Financial derivatives	8,798	69	8,867
Lease liabilities	4,846	12,374	17,220
Other long-term liability	363	1,011	1,374
Liability in respect of government grants	494	1,492	1,986
	37,033	14,946	51,979